Shareholder Report, Average Annual Return (Details) 197605_Reinhart Midcap PMV Fund_Advisor Class_TSR Annual {Advisor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class (without sales charge)
Average Annual Return, Percent	5.94%	2.98%	6.20%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell Midcap Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Total Return
Average Annual Return, Percent	27.21%	8.57%	10.40%